PaineWebber
Global Equity Fund

PaineWebber
Global Income Fund

PaineWebber
Asia Pacific
Growth Fund

PaineWebber
Emerging Markets
Equity Fund

                          ---------------------------

                                   PROSPECTUS
                                 March 1, 1999

                          ---------------------------

This prospectus offers shares in PaineWebber's four Global Funds. Each fund offers four classes of shares. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved any fund's shares as investments or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


                                    Contents

                                   The Funds

     ----------------------------------------------------------------

What every investor          3           PaineWebber Global Equity Fund
should know about
the funds                    6           PaineWebber Global Income Fund

                             9           PaineWebber Asia Pacific Growth Fund

                            12           PaineWebber Emerging Markets Equity Fund

                            15           More About Risks and Investment Strategies

                                Your Investment

     ------------------------------------------------------------------------------
Information for             17           Managing Your Fund Account
managing your fund                       --Flexible Pricing
account                                  --Buying Shares
                                         --Selling Shares
                                         --Exchanging Shares
                                         --Pricing and Valuation

                             Additional Information

     ------------------------------------------------------------------------------
Additional important        22           Management
information about
the funds                   24           Dividends and Taxes

                            25           Financial Highlights
     ------------------------------------------------------------------------------
Where to learn more
about PaineWebber                        Back Cover
mutual funds

                             The funds are not
                             complete or balanced
                             investment programs.


                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 2

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                              -------------------
                         PaineWebber Global Equity Fund


                         PaineWebber Global Equity Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

Fund Objective

Long-term growth of capital.

Principal Investment Strategies

The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's assets between U.S. and foreign markets based on how it expects U.S. stock markets to perform in comparison to stock markets in certain of the EAFE countries. Mitchell Hutchins may increase the allocation of the fund's assets to either the U.S. or foreign markets if it believes that one of those markets has a greater potential for high returns, relative to the risk of loss. Mitchell Hutchins may use futures and foreign currency contracts to adjust the fund's exposure to either the U.S. or foreign markets.

Mitchell Hutchins manages the fund's U.S. investments using its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

Mitchell Hutchins has appointed Invista Capital Management, LLC as the sub-adviser for the fund's foreign investments. Invista selects foreign stocks for the fund through an analysis of the fundamental business prospects of industries and of individual companies and by making an assessment of the relative risks presented by the countries in which those companies operate.

Principal Risks

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

 . Equity Risk

 . Sector Allocation Risk

 . Foreign Securities Risk

 . Emerging Markets Risk

 . Currency Risk

 . Interest Rate Risk

 . Credit Risk

 . Derivatives Risk

For an explanation of each of these risks, see "More About Risks and Investment Strategies," below.

Information on the fund's recent investment strategies and holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 3

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Equity Fund



                                  Performance

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true of the period prior to October 1, 1998, when Mitchell Hutchins and Invista assumed the day-to-day management of the fund's assets. Prior to that date, another sub-adviser was responsible for managing all fund assets.
 Total Return on Class A Shares

[CHART APPEARS HERE]
Calendar Year   Percentage
-------------   ----------
    1992          3.26%
    1993         30.77%
    1994         -2.38%
    1995         13.54%
    1996         14.80%
    1997          6.34%
    1998         11.61%

 Best quarter during years shown: 1st quarter, 1998--19.22%
 Worst quarter during years shown: 3rd quarter, 1998--(19.41)%

 Average Annual Total Returns
 as of December 31, 1998

                                                                           MSCI
Class                             Class A    Class B   Class C   Class Y  World
(Inception Date)                 (11/14/91) (8/25/95) (5/10/93) (5/10/93) Index
----------------                 ---------- --------- --------- --------- ------
One Year........................    6.59%     5.67%     9.73%    11.92%   24.80%
Five Years......................    7.60%       N/A     7.76%     8.93%   16.19%
Life of Class...................   10.15%     8.79%     9.92%    11.10%     *

-------
* Average annual total returns for the MSCI World Index for the life of each class were as follows: Class A -- 13.96%; Class B -- 18.98%; Class C -- 15.76%; and Class Y -- 15.76%.

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 4

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Equity Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investments)

                                            Class A Class B  Class C  Class Y
                                            ------- -------  -------  --------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)................   4.5%    None     None      None
Maximum Contingent Deferred Sales Charge
 (Load) (CDSC)
 (as a % of offering price)................  None        5%       1%     None
Exchange Fee...............................  None     None     None      None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                            Class A Class B  Class C  Class Y
                                            ------- -------  -------  --------
Management Fees............................  0.85%    0.85%    0.85%     0.85%
Distribution and/or Service (12b-1) Fees...  0.25     1.00     1.00      None
Other Expenses.............................  0.45     0.53     0.47      0.36
                                             ----   ------   ------    ------
Total Annual Fund Operating Expenses.......  1.55%    2.38%    2.32%     1.21%

Example

This example is intended to help you compare the cost of investing in PaineWebber Global Equity Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 year  3 years  5 years  10 years
                                            ------- -------  -------  --------
Class A....................................  $601   $  918   $1,257    $2,212
Class B (assuming sales of all shares at
 end of period)............................   741    1,042    1,470     2,320
Class B (assuming no sales of shares)......   241      742    1,270     2,320
Class C (assuming sales of all shares at
 end of period)............................   335      724    1,240     2,656
Class C (assuming no sales of shares)......   235      724    1,240     2,656
Class Y....................................   123      384      665     1,466

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 5

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund


                         PaineWebber Global Income Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

Fund Objective

Primarily, high current income consistent with prudent investment risk; secondarily, capital appreciation.

Principal Investment Strategies

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and in developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower quality bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings but that Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes may provide a return that is high enough to justify the additional risk. Some of the fund's bonds may be backed by mortgages.

Mitchell Hutchins normally invests a portion of the fund's assets in bonds of U.S. government and private issuers, and allocates the balance of the fund's portfolio among bonds of issuers in different foreign countries. Mitchell Hutchins determines the allocation to different geographic areas, countries and industries based upon its assessment of fundamental economic strengths, credit quality and currency and interest rate trends. Mitchell Hutchins uses foreign currency contracts to increase or decrease the fund's exposure to various foreign currencies.

Principal Risks

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

 . Interest Rate Risk

 . Foreign Securities Risk

 . Sovereign Risk

 . Sector Allocation Risk

 . Currency Risk

 . Emerging Markets Risk

 . Credit Risk

 . Non-Diversified Status Risk

 . Prepayment Risk

 . Derivatives Risk

For an explanation of each of these risks, see "More About Risks and Investment Strategies," below.

Information on the fund's recent investment strategies and holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering these reports).

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 6

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund



                                  Performance

--------------------------------------------------------------------------------


Risk/Return Bar Chart and Table

The following bar chart shows how the fund's performance has varied from year to year. The chart shows Class B shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return on Class B Shares

                              [CHART APPEARS HERE]
Calendar Year   Percentage
-------------   ----------
    1989          5.44%
    1990         17.72%
    1991         10.75%
    1992          0.38%
    1993         13.36%
    1994         -4.77%
    1995         12.39%
    1996          6.34%
    1997          3.06%
    1998          9.73%


Best quarter during years shown: 3rd quarter, 1991--7.17%
Worst quarter during years shown: 1st quarter, 1994--(3.92)%

Average Annual Total Returns
as of December 31, 1998

                                                                       Salomon
                                                                       Brothers
                                                                        World
Class                           Class A   Class B  Class C   Class Y  Government
(Inception Date)                (7/1/91) (3/20/87) (7/2/92) (8/26/91) Bond Index
----------------                -------- --------- -------- --------- ----------
One Year.......................   6.33%    4.73%     9.47%    11.12%    15.31%
Five Years.....................   5.16%    4.86%     5.50%     6.32%     7.85%
Ten Years......................    N/A     7.75%      N/A       N/A      8.96%
Life of Class..................   6.92%    9.06%     6.29%     7.78%      *

-------

* Average annual total returns for the Salomon Brothers World Government Bond Index for the life of each class were as follows: Class A -- 9.95%; Class
  B -- 8.90%; Class C -- 8.42%; and Class Y -- 9.58%.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 7

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investments)

                                                 Class A Class B Class C Class Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................      4%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%   0.75%   None
Exchange Fee...................................   None    None    None    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                Class A Class B Class C Class Y
                                                ------- ------- ------- -------
Management Fees................................  0.75%   0.75%   0.75%   0.75%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    0.75    None
Other Expenses.................................  0.24    0.38    0.27    0.21
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  1.24%   2.13%   1.77%   0.96%

Example

This example is intended to help you compare the cost of investing in PaineWebber Global Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
Class A.......................................  $521   $778   $1,054   $1,840
Class B (assuming sales of all shares at end
 of period)...................................   716    967    1,344    2,026
Class B (assuming no sales of shares).........   216    667    1,144    2,026
Class C (assuming sales of all shares at end
 of period)...................................   255    557      959    2,084
Class C (assuming no sales of shares).........   180    557      959    2,084
Class Y.......................................    98    306      531    1,178

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 8

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund


                      PaineWebber Asia Pacific Growth Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------


Fund Objective

Long-term capital appreciation.

Principal Investment Strategies


The fund invests primarily in stocks of companies in the Asia Pacific Region, except Japan.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has appointed Schroder Capital Management International Inc. as the fund's sub-adviser. Schroder Capital allocates investments among Asia Pacific Region countries based on its assessment of those countries' long-term business environments. Within those countries, Schroder Capital selects stocks of companies that, based on its analyses of fundamental corporate data, it believes have sustainable competitive advantages and whose growth prospects are undervalued by other investors. Schroder Capital's extensive network of locally based analysts conducts comprehensive research to assess potential returns. It also considers companies' management capability, the ability of companies to tap capital markets, competitive position in both domestic and export markets, government regulation, and other factors.

Principal Risks

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

 . Equity Risk

 . Foreign Securities Risk

 . Emerging Markets Risk

 . Currency Risk

 . Regional Concentration Risk

For an explanation of each of these risks, see "More About Risks and Investment Strategies," below.

Information on the fund's recent investment strategies and holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 9

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                                  Performance

--------------------------------------------------------------------------------


Risk/Return Bar Chart and Table

The following bar chart shows the fund's performance for the last calendar year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns during the last calendar year and for the life of the fund for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return on Class A Shares

                              [CHART APPEARS HERE]
Calendar Year         Percentage
-------------         ----------
    1998               -11.74%

Best quarter during the year shown: 4th quarter--19.90%
Worst quarter during the year shown: 2nd quarter--(25.95)%

Average Annual Total Returns
as of December 31, 1998

                                                                        MSCI
                                                                    Asia Pacific
                                                                        Free
Class                        Class A   Class B   Class C   Class Y   (ex-Japan)
(Inception Date)            (3/25/97) (3/25/97) (3/25/97) (3/13/98)    Index
----------------            --------- --------- --------- --------- ------------
One Year...................  (15.72)%  (16.69)%  (13.18)%      N/A     (4.42)%
Life of Class..............  (28.12)%  (28.41)%  (26.74)%  (16.28)%        *

-------

* Average annual total returns for the MSCI Asia Pacific Free (ex-Japan) Index for the life of each class were as follows: Class A -- (22.07)%; Class B -- (22.07)%; Class C -- (22.07)%; and Class Y -- (13.05)%.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 10

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------


Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investments)

                                                 Class A Class B Class C Class Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                Class A Class B Class C Class Y
                                                ------- ------- ------- -------
Management Fees................................  1.20%   1.20%   1.20%   1.20%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses.................................  1.43    1.43    1.40    1.46
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  2.88%   3.63%   3.60%   2.66%

Example

The following example is intended to help you compare the cost of investing in PaineWebber Asia Pacific Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
Class A.......................................  $728  $1,302  $1,900   $3,510
Class B (assuming sales of all shares at end
 of period)...................................   865   1,411   2,078    3,573
Class B (assuming no sales of shares).........   365   1,111   1,878    3,573
Class C (assuming sales of all shares at end
 of period)...................................   462   1,103   1,864    3,862
Class C (assuming no sales of shares).........   362   1,103   1,864    3,862
Class Y.......................................   269     826   1,410    2,993

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 11

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund


                    PaineWebber Emerging Markets Equity Fund

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------


Fund Objective

Long-term capital appreciation.

Principal Investment Strategies

The fund invests primarily in stocks of companies in emerging market countries.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has appointed Schroder Capital Management International Inc. as the fund's sub-adviser. Schroder Capital diversifies the fund's investments by spreading them among different geographic areas and industries. Schroder Capital assesses emerging market countries to determine which are most likely to have favorable long-term business environments and to have economic and political conditions that will not impede a company's growth.

Within individual countries, Schroder Capital tries to diversify the fund's investments among companies that it believes have attractive stock prices relative to expected growth. Schroder Capital selects stocks of companies that, based on its analyses of fundamental corporate data, it believes have sustainable competitive advantages and whose growth prospects are undervalued by other investors.

Principal Risks

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

 .Equity Risk

 .Foreign Securities Risk

 .Emerging Markets Risk

 .Currency Risk

 .Sector Allocation Risk

For an explanation of each of these risks, see "More About Risks and Investment Strategies," below.

Information on the fund's recent investment strategies and holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 12

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                                  Performance

--------------------------------------------------------------------------------

Risk/Return Bar Chart and Table

The following bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true of the period prior to February 25, 1997, which is when Mitchell Hutchins appointed Schroder Capital as the fund's sub-adviser. Prior to that date, another sub-adviser was responsible for managing the fund's assets.

Total Return on Class A Shares

                              [CHART APPEARS HERE]
Calendar Year   Percentage
-------------   ----------
    1995          -11.20
    1996            4.86
    1997           -4.53
    1998          -26.43

Best quarter during years shown: 4th quarter, 1998--16.58%
Worst quarter during years shown: 2nd quarter, 1998--(22.48)%

Average Annual Total Returns
as of December 31, 1998

                                                                         MSCI
                                                                       Emerging
Class                          Class A   Class B   Class C   Class Y   Markets
(Inception Date)              (1/19/94) (12/5/95) (1/19/94) (1/19/94) Free Index
----------------              --------- --------- --------- --------- ----------
One Year..................... (29.76)%  (30.17)%  (27.72)%  (26.26)%   (25.34)%
Life of Class................ (11.51)%  (10.63)%  (11.36)%  (10.49)%      *

-------

* Average annual total returns for the MSCI Emerging Markets Free Index for the life of each class were as follows: Class A -- (9.75)%; Class B -- (9.66)%; Class C -- (9.75)%; and Class Y -- (9.75)%.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 13

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------


Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investments)

                                                 Class A Class B Class C Class Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                Class A Class B Class C Class Y
                                                ------- ------- ------- -------
Management Fees................................  1.20%   1.20%   1.20%   1.20%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses.................................  2.26    2.72    2.22    2.16
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  3.71%   4.92%   4.42%   3.36%
Expense Reimbursement*.........................  1.27    1.73    1.23    1.17
                                                 ----    ----    ----    ----
Net Expenses*..................................  2.44%   3.19%   3.19%   2.19%

-------

* The fund and Mitchell Hutchins have entered into an expense reimbursement agreement. Mitchell Hutchins has agreed to reimburse the fund to the extent that the fund's expenses through the end of the current fiscal year otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.

Example

The following example is intended to help you compare the cost of investing in PaineWebber Emerging Markets Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year 3 years 5 years 10 years
                                               ------ ------- ------- --------
Class A.......................................  $686  $1,422  $2,177   $4,152
Class B (assuming sales of all shares at end
 of period)...................................   822   1,624   2,529    4,388
Class B (assuming no sales of shares).........   322   1,324   2,329    4,388
Class C (assuming sales of all shares at end
 of period)...................................   422   1,227   2,143    4,479
Class C (assuming no sales of shares).........   322   1,227   2,143    4,479
Class Y.......................................   222     924   1,650    3,570

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 14

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund



                   More About Risks and Investment Strategies

--------------------------------------------------------------------------------

Principal Risks

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Low quality bonds involve high credit risk and are considered speculative. Some low quality bonds may be in default when purchased by a fund.

Currency Risk. Currency risk is the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives Risk. The value of "derivatives" -- so- called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

Emerging Markets Risk. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk (see above).

Interest Rate Risk. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 15

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


Non-Diversified Status Risk. This means that a fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

Prepayment Risk. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Regional Concentration Risk. Asia Pacific Growth Fund invests primarily in stocks of companies in the Asia Pacific Region (excluding Japan). As a result, factors affecting this region will affect the value of the fund's investments more than if the fund invested in several geographic areas. The Asia Pacific Region countries in which the fund invests generally have less stable economies, stock markets, currencies and political systems than in Europe or North America. Also, countries in the Asia Pacific Region generally are heavily dependent on international trade and on the availability of foreign capital. This makes these countries more subject to external influences.

Sector Allocation Risk. Mitchell Hutchins, Schroder Capital or Invista may not be successful in choosing the best allocation among geographic or other market sectors. A fund that allocates its assets among market sectors is more dependent on its investment adviser's or sub-adviser's ability to successfully assess the relative values in each sector than are funds that do not do so.

Sovereign Risk. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Additional Risks

Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

Additional Investment Strategies

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, a fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. However, Global Income Fund may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Each of the other funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

Portfolio Turnover. Each fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in a high portfolio turnover rate and higher fund expenses due to transaction costs.

Frequent trading also may increase the portion of a fund's dividends that represent short-term capital gains. The federal income tax rate payable by shareholders on dividends representing short-term capital gains is the same as the rate on dividends representing ordinary income, but it is higher than the rate on dividends representing long-term capital gains.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 16

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


                                Your Investment

                           Managing Your Fund Account

--------------------------------------------------------------------------------


Flexible Pricing

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest in the funds and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables.

Class A Sales Charges for: Global Equity Fund
                   Asia Pacific Growth Fund
                   Emerging Markets Equity Fund

                           Sales Charge as a Percentage of:  Discount to Selected Dealers as
Amount of Investment      Offering Price Net Amount Invested  Percentage of Offering Price
--------------------      -------------- ------------------- -------------------------------
Less than $50,000.......       4.50%            4.71%                     4.25%
$50,000 to $99,999......       4.00             4.17                      3.75
$100,000 to $249,999....       3.50             3.63                      3.25
$250,000 to $499,999....       2.50             2.56                      2.25
$500,000 to $999,999....       1.75             1.78                      1.50
$1,000,000 and over
 (1)....................       None             None                      1.00(2)

Class A Sales Charges for: Global Income Fund

Less than $100,000......       4.00%            4.17%                     3.75%
$100,000 to $249,999....       3.00             3.09                      2.75
$250,000 to $499,999....       2.25             2.30                      2.00
$500,000 to $999,999....       1.75             1.78                      1.50
$1,000,000 and over(1)..       None             None                      1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 17

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

 . your spouse, parents or children under age 21;

 . your Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . a company that you control;

 . a trust that you created;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

 . accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

 . Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 . Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

 --you were the Financial Advisor's client at the competing brokerage firm;

 --within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 --you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

 . Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

 . Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

 . Are a participant in the PaineWebber Members Only Program(TM). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested.

Note: See the funds' Statement of Additional Information for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

Class B Shares

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you paid a front-end sales charge. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 18

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund

purchase or the net asset value at the time of sale by the percentage shown below:

                                                            Percentage by which
If you sell                                                the shares' net asset
shares within:                                             value is multiplied:
--------------                                             ---------------------
1st year since purchase...................................            5%
2nd year since purchase...................................            4
3rd year since purchase...................................            3
4th year since purchase...................................            2
5th year since purchase...................................            2
6th year since purchase...................................            1
7th year since purchase...................................         None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize the deferred sales charge, we will assume that you are selling

 . First, Class B shares representing reinvested dividends and

 . Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement; or

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

Class C Shares

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% (0.50% for Global Income Fund) of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Over time these fees will increase the cost of your investment and may cost you more than if you paid a front-end sales charge. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% (0.75% for Global Income Fund) by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals, in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Note: If you want information on the funds' Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

Class Y Shares

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 . Buy shares through PaineWebber's PACE Multi-Advisor Program;

 . Buy $10 million or more of PaineWebber fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 . Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.


                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 19

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund

Class Y shares do not pay ongoing sales or distribution fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

Buying Shares

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to: PFPC Inc., Attn.:
PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

 . Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 . Mailing an application with a check; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

Minimum Investments:
--------------------
 To open an account...................................................... $1,000
 To add to an account.................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of PaineWebber or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Selling Shares

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 . Your name and address;

 . The fund's name;

 . The fund account number;

 . The dollar amount or number of shares you want to sell; and

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are:
  Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Exchanging Shares

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 20

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

Other Investors. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 .Your name and address;

 . The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and

 . A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:
 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

Pricing and Valuation

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. You will not be able to sell your shares on those days. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. Any use of fair value methods would be intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 21

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


                                   Management

--------------------------------------------------------------------------------
Investment Advisers

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On January 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.7 billion.

Invista Capital Management, LLC is the sub-adviser for Global Equity Fund's foreign investments. It is located at 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. As of December 31, 1998, Invista managed approximately $31.0 billion in client assets.

Schroder Capital Management International Inc. is the sub-adviser to Asia Pacific Growth Fund and Emerging Markets Equity Fund. Schroder Capital is located at 1301 Avenue of the Americas, New York, New York 10019. As of December 31, 1998, Schroder Capital, together with its United Kingdom affiliate, Schroder Capital Management International Limited, had over $27.1 billion under management.

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of March 1, 1999, only the shareholders of Global Equity Fund have done so.

Portfolio Managers

Global Equity Fund. Mitchell Hutchins is responsible for allocating Global Equity Fund's assets between U.S. and foreign markets and for managing its U.S. investments. Since October 1, 1998, T. Kirkham Barneby has been responsible for the fund's asset allocation decisions. Mr. Barneby is a managing director and chief investment officer for quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. Prior to that year, Mr. Barneby was a senior vice president responsible for quantitative management and asset allocation models.

Mark A. Tincher has been primarily responsible for the day-to-day management of the fund's U.S. investments since October 1, 1998. Mr. Tincher is a managing director and chief investment officer for equities (stocks) of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1995, Mr. Tincher worked for Chase Manhattan Private Bank, where he was vice president and directed the U.S. funds management and equity research area and oversaw the management of all Chase equity funds.

Scott D. Opsal has been primarily responsible for the day-to-day management of the fund's foreign investments since October 1, 1998, when Invista was appointed as the fund's sub-adviser for foreign investments. Mr. Opsal is an executive vice president and chief investment officer of Invista, where he has been employed since 1986.

Global Income Fund. Stuart Waugh and William King are primarily responsible for the day-to-day management of Global Income Fund. Mr. Waugh has been involved with the fund since its inception, first as an analyst and then as portfolio manager since 1993. Mr. Waugh is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. Mr. Waugh has been with Mitchell Hutchins since 1983. Mr. King joined Mitchell Hutchins in November 1995 and assumed his present responsibilities with the fund in 1997. Prior to 1995, he was at IBM Corporation, where he was responsible for the management of IBM Pension Fund's global bond portfolio. Both Mr. Waugh and Mr. King are Chartered Financial Analysts.

Other members of Mitchell Hutchins' international fixed income group provide information on market outlook, interest rate forecasts and other factors affecting global fixed income investments.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 22

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


Asia Pacific Growth Fund. Louise Croset and Heather Crighton, with the assistance of Schroder Capital's Asia Pacific Region investment committee, have been primarily responsible for the day-to-day management of Asia Pacific Growth Fund since its inception. Ms. Croset is a first vice president and director of Schroder Capital and has been with the firm since 1993. She has managed Asia Pacific Region stocks for the past 14 years. Ms. Crighton is a first vice president of Schroder Capital and has also been with the firm since 1993. She has managed Asia Pacific Region stocks for the past ten years.

Emerging Markets Equity Fund. John A. Troiano, Ms. Crighton and Mark Bridgeman, with the assistance of Schroder Capital's emerging markets investment committee, have been primarily responsible for the day-to-day management of Emerging Markets Equity Fund since Schroder Capital was appointed sub-adviser on February 25, 1997. Mr. Troiano has been chief executive of Schroder Capital since July 1997, and has been employed by various Schroder Group companies in the portfolio management area since 1988. He is currently chairman of Schroder Capital's emerging markets investment committee. Mr. Bridgeman joined Schroder Capital in 1990 and has been a vice president and international fund manager of the firm since 1995.

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rates of average daily net assets:

Global Equity Fund........................................................ 0.85%
Global Income Fund........................................................ 0.75%
Asia Pacific Growth Fund.................................................. 1.20%
Emerging Markets Equity Fund.............................................. 1.20%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 23

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


                              Dividends and Taxes

--------------------------------------------------------------------------------

Dividends

Global Income Fund normally declares and pays dividends monthly, and it distributes substantially all of its gains, if any, annually. The other funds normally declare and pay dividends and distribute any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its corresponding firms if you prefer to receive dividends in cash.

Taxes

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Global Income Fund expects that its dividends will be taxed primarily as ordinary income. The other funds expect that their dividends will be comprised primarily of capital gain distributions. The distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

                                  -----------
--------------------------------------------------------------------------------

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 24

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund



                              Financial Highlights

--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds or classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst &
Young LLP, independent auditors (or for Global Income Fund,
PricewaterhouseCoopers LLP, independent accountants), whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 25

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Equity Fund



                              Financial Highlights

--------------------------------------------------------------------------------

                                                           Global Equity Fund
                         ---------------------------------------------------------------------------------------------------
                                                  Class A                                             Class B
                         -----------------------------------------------------------------  --------------------------------
                              For the                               For the                     For the
                            Years Ended      For the Two          Years Ended                 Years Ended       For the Two
                            October 31,      Months Ended          August 31,                 October 31,       Months Ended
                         ------------------  October 31,   -------------------------------  -----------------   October 31,
                          1998#      1997        1996        1996     1995**        1994     1998#     1997         1996
                         --------  --------  ------------  --------  --------     --------  -------   -------   ------------
Net asset value,
 beginning of period.... $  18.37  $  17.43    $  16.81    $  16.12  $  16.98     $  14.55  $ 17.69   $ 16.93     $  16.35
                         --------  --------    --------    --------  --------     --------  -------   -------     --------
Net investment income
 (loss).................     0.03+     0.00       (0.02)       0.02      0.02         0.01    (0.12)+   (0.21)       (0.05)
Net realized and
 unrealized gains
 (losses) from
 investments, futures
 and foreign currency...     0.35+     1.52        0.64        1.24      0.37         2.63     0.34+     1.55         0.63
                         --------  --------    --------    --------  --------     --------  -------   -------     --------
Net increase (decrease)
 from investment
 operations.............     0.38      1.52        0.62        1.26      0.39         2.64     0.22      1.34         0.58
                         --------  --------    --------    --------  --------     --------  -------   -------     --------
Distributions from net
 realized gains.........    (2.48)    (0.58)        --        (0.57)    (1.25)       (0.21)   (2.48)    (0.58)         --
                         --------  --------    --------    --------  --------     --------  -------   -------     --------
Net asset value, end of
 period................. $  16.27  $  18.37    $  17.43    $  16.81  $  16.12     $  16.98  $ 15.43   $ 17.69     $  16.93
                         ========  ========    ========    ========  ========     ========  =======   =======     ========
Total investment return
 (1)....................     2.53%     8.87%       3.69%       8.06%     3.24%       18.23%    1.62%     8.05%        3.55%
                         ========  ========    ========    ========  ========     ========  =======   =======     ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's)......... $251,680  $294,878    $307,267    $305,218  $360,652     $185,493  $52,709   $87,104     $113,445
Expenses to average net
 assets.................     1.55%     1.44%       1.53%*      1.48%     1.71%(2)     1.58%    2.38%     2.26%        2.34%*
Net investment income
 (loss) to average net
 assets.................     0.17%     0.01%      (0.80)%*     0.10%     0.09%(2)     0.07%   (0.74)%   (0.80)%      (1.61)%*
Portfolio turnover
 rate...................      151%       86%          3%         33%       40%          51%     151%       86%           3%

-------
* Annualized
** Investment advisory functions for the fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
# Effective October 1, 1998, Invista Capital Management, LLC oversees the day-to-day management of the international portion of the fund's assets and Mitchell Hutchins allocates the portfolio between domestic and international investments and manages the domestic portion of the fund's assets.
+ Calculated using the average monthly shares outstanding for the year.
++ For the period August 25, 1995 (commencement of offering of shares) to
   August 31, 1995.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.06%, 0.00%, 0.06% and 0.06% for Class A, Class B, Class C and Class Y shares, respectively.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 26

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                                       Global Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
        Class B                                    Class C                                                            Class Y
------------------------     ----------------------------------------------------------------   -------------------------------
                                 For the                               For the                      For the
 For the      For the          Years Ended       For the Two         Years Ended                  Years Ended     For the Two
Year Ended  Period Ended       October 31,       Months Ended        August 31,                   October 31,     Months Ended
August 31,    Aug. 31,       -----------------   October 31,   ------------------------------   ----------------  October 31,
   1996        1995++         1998#     1997         1996       1996     1995**        1994      1998#    1997        1996
----------  ------------     -------   -------   ------------  -------   -------      -------   -------  -------  ------------
$   15.82     $  15.83       $ 17.69   $ 16.93     $ 16.35     $ 15.82   $ 16.81      $ 14.52   $ 18.63  $ 17.60    $ 16.97
---------     --------       -------   -------     -------     -------   -------      -------   -------  -------    -------
    (0.12)        0.00         (0.11)+   (0.23)      (0.05)      (0.13)    (0.11)       (0.07)     0.09+    0.10      (0.01)
     1.22        (0.01)         0.35 +    1.57        0.63        1.23      0.37         2.57      0.35+    1.51       0.64
---------     --------       -------   -------     -------     -------   -------      -------   -------  -------    -------
     1.10        (0.01)         0.24      1.34        0.58        1.10      0.26         2.50      0.44     1.61       0.63
---------     --------       -------   -------     -------     -------   -------      -------   -------  -------    -------
    (0.57)         --          (2.48)    (0.58)        --        (0.57)    (1.25)       (0.21)    (2.48)   (0.58)       --
---------     --------       -------   -------     -------     -------   -------      -------   -------  -------    -------
$   16.35     $  15.82       $ 15.45   $ 17.69     $ 16.93     $ 16.35   $ 15.82      $ 16.81   $ 16.59  $ 18.63    $ 17.60
=========     ========       =======   =======     =======     =======   =======      =======   =======  =======    =======
     7.18%       (0.06)%        1.74%     8.05%       3.55%       7.18%     2.46%       17.29%     2.86%    9.31%      3.71%
=========     ========       =======   =======     =======     =======   =======      =======   =======  =======    =======
 $113,235     $142,880       $41,103   $54,510     $67,530     $66,585   $83,485      $31,837   $51,025  $57,683    $63,225
     2.25%        2.17%*(2)     2.32%     2.20%       2.30%*      2.27%     2.48%(2)     2.33%     1.21%    1.10%      1.18%*
    (0.68)%      (1.92)%*(2)   (0.65)%   (0.75)%     (1.57)%*    (0.70)%   (0.68)%(2)   (0.68)%    0.50%    0.36%     (0.45)%*
       33%          40%          151%       86%          3%         33%       40%          51%      151%      86%         3%
                                                       Global Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
        Class Y
-----------------------------
        For the
      Years Ended
      August 31,
-----------------------------
 1996    1995**       1994
-------- ----------- --------
$ 16.22  $ 17.03     $ 14.56
-------- ----------- --------
   0.07     0.07        0.05
   1.25     0.37        2.63
-------- ----------- --------
   1.32     0.44        2.68
-------- ----------- --------
  (0.57)   (1.25)      (0.21)
-------- ----------- --------
$ 16.97  $ 16.22     $ 17.03
======== =========== ========
   8.39%    3.54%      18.49%
======== =========== ========
$61,736  $57,150     $28,390
   1.17%    1.46%(2)    1.33%
   0.46%    0.36%(2)    0.32%
     33%      40%         51%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 27

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund



                              Financial Highlights
                                  (continued)
--------------------------------------------------------------------------------

                                                    Global Income Fund
                          -----------------------------------------------------------------------------------
                                            Class A                                       Class B
                          ----------------------------------------------------   ----------------------------
                                             For the Years Ended October 31,
                          -----------------------------------------------------------------------------------
                            1998      1997       1996      1995         1994      1998      1997       1996
                          --------  --------   --------  --------     --------   -------  --------   --------
Net asset value,
 beginning of year......  $  10.27  $  10.46   $  10.35  $   9.99     $  10.97   $ 10.24  $  10.44   $  10.31
                          --------  --------   --------  --------     --------   -------  --------   --------
Net investment income...     0.62@      0.69@      0.72@     0.77@        0.72      0.51@     0.58@      0.64@
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............     0.32@     (0.19)@     0.13@     0.31@       (1.05)     0.33@    (0.17)@     0.15@
                          --------  --------   --------  --------     --------   -------  --------   --------
Net increase (decrease)
 from investment
 transactions...........      0.94      0.50       0.85      1.08        (0.33)     0.84      0.41       0.79
                          --------  --------   --------  --------     --------   -------  --------   --------
Dividends from net
 investment income......     (0.50)    (0.54)     (0.74)    (0.72)       (0.33)    (0.43)    (0.48)     (0.66)
Distributions in excess
 of net investment
 income.................     (0.05)    (0.06)       --        --           --      (0.04)    (0.05)       --
Distribution from paid-
 in capital.............     (0.08)    (0.09)       --        --         (0.32)    (0.07)    (0.08)       --
                          --------  --------   --------  --------     --------   -------  --------   --------
Total dividends and
 distributions to
 shareholders...........     (0.63)    (0.69)     (0.74)    (0.72)       (0.65)    (0.54)    (0.61)     (0.66)
                          --------  --------   --------  --------     --------   -------  --------   --------
Net asset value, end of
 year...................  $  10.58  $  10.27   $  10.46  $  10.35     $   9.99   $ 10.54  $  10.24   $  10.44
                          ========  ========   ========  ========     ========   =======  ========   ========
Total investment return
 (1)....................      9.51%     4.99%      8.60%    11.09%       (3.10)%    8.53%     4.11%      7.95%
                          ========  ========   ========  ========     ========   =======  ========   ========
Ratio/Supplemental data:
Net assets, end of year
 (000's)................  $408,190  $486,718   $549,932  $663,022     $611,855   $33,478  $103,312   $307,577
Expenses to average net
 assets.................      1.24%     1.21%      1.27%     1.24%(2)     1.17%     2.13%     1.99%      1.99%
Net investment income to
 average net assets.....      6.07%     6.66%      6.88%     7.47%(2)     6.94%     5.16%     5.83%      6.14%
Portfolio turnover
 rate...................        93%      172%       126%      113%         108%       93%      172%       126%

-------
@ Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.
(2) These ratios include non-recurring reorganization expenses of 0.04%.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 28

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                       Global Income Fund
------------------------------------------------------------------------------------------------------------------------
     Class B                            Class C                                          Class Y
---------------------   -----------------------------------------------   ----------------------------------------------
                                For the Years Ended October 31,
------------------------------------------------------------------------------------------------------------------------
  1995         1994      1998     1997      1996     1995        1994      1998    1997      1996     1995        1994
--------     --------   -------  -------   -------  -------     -------   ------  -------   -------  -------     -------
$   9.96     $  10.95   $ 10.26  $ 10.45   $ 10.33  $  9.98     $ 10.96   $10.27  $ 10.49   $ 10.35  $  9.99     $ 10.97
--------     --------   -------  -------   -------  -------     -------   ------  -------   -------  -------     -------
    0.69@        0.86      0.56@    0.63@     0.67@    0.71@       0.70     0.65@    0.71@     0.75@    0.78@       0.75
    0.30@       (1.28)     0.33@   (0.18)@    0.14@    0.31@      (1.09)    0.32@   (0.21)@    0.17@    0.32@      (1.06)
--------     --------   -------  -------   -------  -------     -------   ------  -------   -------  -------     -------
    0.99        (0.42)     0.89     0.45      0.81     1.02       (0.39)    0.97     0.50      0.92     1.10       (0.31)
--------     --------   -------  -------   -------  -------     -------   ------  -------   -------  -------     -------
   (0.64)       (0.29)    (0.46)   (0.50)    (0.69)   (0.67)      (0.30)   (0.52)   (0.56)    (0.78)   (0.74)      (0.34)
     --           --      (0.04)   (0.06)      --       --          --     (0.05)   (0.06)      --       --          --
     --         (0.28)    (0.07)   (0.08)      --       --        (0.29)   (0.09)   (0.10)      --       --        (0.33)
--------     --------   -------  -------   -------  -------     -------   ------  -------   -------  -------     -------
   (0.64)       (0.57)    (0.57)   (0.64)    (0.69)   (0.67)      (0.59)   (0.66)   (0.72)    (0.78)   (0.74)      (0.67)
--------     --------   -------  -------   -------  -------     -------   ------  -------   -------  -------     -------
$  10.31     $   9.96   $ 10.58  $ 10.26   $ 10.45  $ 10.33     $  9.98   $10.58  $ 10.27   $ 10.49  $ 10.35     $  9.99
========     ========   =======  =======   =======  =======     =======   ======  =======   =======  =======     =======
   10.24%       (3.90)%    9.01%    4.48%     8.12%   10.49%      (3.56)%   9.89%    5.20%     9.25%   11.39%      (2.86)%
========     ========   =======  =======   =======  =======     =======   ======  =======   =======  =======     =======
$484,534     $725,553   $28,633  $36,935   $50,928  $71,329     $92,480   $9,547  $10,096   $13,077  $16,613     $12,975
    2.00%(2)     1.94%     1.77%    1.69%     1.73%    1.75%(2)    1.68%    0.96%    0.94%     0.96%    0.95%(2)    0.88%
    6.71%(2)     6.05%     5.54%    6.17%     6.40%    6.96%(2)    6.34%    6.35%    6.93%     7.19%    7.77%(2)    7.23%
     113%         108%       93%     172%      126%     113%        108%      93%     172%      126%     113%        108%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 29

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                              Financial Highlights
                                  (continued)
--------------------------------------------------------------------------------

                                           Asia Pacific Growth Fund
                          ------------------------------------------------------------------------
                              Class A             Class B             Class C            Class Y
                          -----------------   -----------------    ----------------    -----------
                              For the             For the             For the
                           Fiscal Years        Fiscal Years         Fiscal Years         For the
                               Ended               Ended               Ended           Fiscal Year
                            October 31,         October 31,         October 31,           Ended
                          -----------------   -----------------    ----------------    October 31,
                           1998      1997+     1998      1997+      1998     1997+       1998++
                          -------   -------   -------   -------    ------   -------    -----------
Net asset value,
 beginning of period....  $  8.96   $ 12.50   $  8.92   $ 12.50    $ 8.92   $ 12.50      $ 8.66
                          -------   -------   -------   -------    ------   -------      ------
Net investment income
 (loss).................     0.00@     0.03     (0.06)@   (0.03)    (0.06)@   (0.03)      (0.06)@
Net realized and
 unrealized losses from
 investments and foreign
 currency...............    (2.14)@   (3.57)    (2.12)@   (3.55)    (2.12)@   (3.55)      (1.93)@
Net decrease from
 investment operations..    (2.14)    (3.54)    (2.18)    (3.58)    (2.18)    (3.58)      (1.87)
                          -------   -------   -------   -------    ------   -------      ------
Net asset value, end of
 period.................  $  6.82   $  8.96   $  6.74   $  8.92    $ 6.74   $  8.92      $ 6.79
                          =======   =======   =======   =======    ======   =======      ======
Total investment return
 (1)....................   (23.88)%  (28.32)%  (24.44)%  (28.64)%  (24.44)%  (28.64)%    (21.59)%
                          =======   =======   =======   =======    ======   =======      ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000s)..........  $11,526   $21,466   $12,746   $22,949    $6,220   $13,887      $   47
Expenses to average net
 assets.................     2.88%     2.33%*    3.63%     3.12%*    3.60%     3.10%*      2.66%*
Net investment income
 (loss) to average net
 assets.................    (0.02)%    0.37%*   (0.78)%   (0.43)%*  (0.79)%   (0.42)%*     1.46%*
Portfolio turnover
 rate...................       59%       13%       59%       13%       59%       13%         59%

-------
* Annualized
+ For the period March 25, 1997 (commencement of operations) to October 31,
  1997.
++ For the period March 13, 1998 (commencement of offering) through October 31,
   1998.
@ Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods less than a year have not been annualized.

                                  -----------
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                               Prospectus Page 30

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund




                           [Intentionally Left Blank]

                                  -----------
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                               Prospectus Page 31

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                                     Emerging Markets Equity Fund
                          -------------------------------------------------------------------------------------------------
                                                 Class A                                             Class B
                          --------------------------------------------------------------   --------------------------------
                              For the                           For the         For the     For the Years
                            Years Ended       For the Four    Years Ended        Period     Ended October      For the Four
                            October 31,       Months Ended     June 30,          Ended           31,           Months Ended
                          -----------------   October 31,   -----------------   June 30,   -----------------   October 31,
                           1998     1997***       1996       1996     1995**     1994+      1998     1997***       1996
                          -------   -------   ------------  -------   -------   --------   -------   -------   ------------
Net asset value,
 beginning of period....  $  9.39   $  9.46     $ 10.06     $  9.73   $ 10.79   $ 12.00    $  9.19   $ 9.32       $9.94
                          -------   -------     -------     -------   -------   -------    -------   ------       -----
Net investment income
 (loss).................    (0.01)@   (0.06)      (0.13)      (0.14)    (0.04)     0.04      (0.08)@  (0.10)      (0.07)
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............    (2.86)@   (0.01)      (0.47)       0.47     (0.97)    (1.25)     (2.74)@  (0.03)      (0.55)
                          -------   -------     -------     -------   -------   -------    -------   ------       -----
Net increase (decrease)
 from investment
 operations.............    (2.87)    (0.07)      (0.60)       0.33     (1.01)    (1.21)     (2.82)   (0.13)      (0.62)
                          -------   -------     -------     -------   -------   -------    -------   ------       -----
Dividends from net
 investment income......      --        --          --          --      (0.05)      --         --       --          --
                          -------   -------     -------     -------   -------   -------    -------   ------       -----
Net asset value, end of
 period.................  $  6.52   $  9.39     $  9.46     $ 10.06   $  9.73   $ 10.79    $  6.37   $ 9.19       $9.32
                          =======   =======     =======     =======   =======   =======    =======   ======       =====
Total investment return
 (1)....................   (30.56)%   (0.74)%     (5.96)%      3.39%    (9.29)%  (10.08)%   (30.69)%  (1.39)%     (6.24)%
                          =======   =======     =======     =======   =======   =======    =======   ======       =====
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $ 4,237   $ 9,222     $14,992     $20,680   $33,043   $46,758    $   461   $1,598       $ 879
Expenses net of fee
 waivers, to average net
 assets.................     2.44%     2.44%       2.44%*      2.44%     2.44%     2.47%*     3.19%    3.19%       3.19%*
Expenses before fee
 waivers, to average net
 assets.................     3.71%     3.01%       3.48%*      3.42%     2.54%     2.47%*     4.92%    3.82%       4.23%*
Net investment income
 (loss), net of fee
 waivers, to average net
 assets.................    (0.16)%   (0.40)%     (1.42)%*    (0.52)%   (0.76)%    0.72%*    (0.99)%  (1.25)%     (2.12)%*
Net investment income
 (loss), before fee
 waivers, to average net
 assets.................    (1.43)%   (0.97)%     (2.46)%*    (1.50)%   (0.86)%    0.72%*    (2.72)%  (1.88)%     (3.16)%*
Portfolio turnover
 rate...................       64%       87%         22%         69%       76%        8%        64%      87%         22%*

-------
+ For the period January 19, 1994 (commencement of operations) to June 30,
  1994.
++ For the period December 5, 1995 (commencement of offering of shares) to June
   30, 1996.
@ Calculated using the average monthly shares outstanding for the year.
* Annualized
** Investment advisory functions for the fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment sub-advisory functions for the fund were transferred from Emerging Markets Management to Schroder Capital effective February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 32

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                            Emerging Markets Equity Fund
 ---------------------------------------------------------------------------------------------------------------------------------
 Class B                            Class C                                                         Class Y
 --------    -------------------------------------------------------------    ----------------------------------------------------
 For the         For the                          For the         For the        For the                           For the
  Period       Years Ended       For the Four   Years Ended        Period      Years Ended       For the Four    Years Ended
  Ended        October 31,       Months Ended    June 30,          Ended       October 31,       Months Ended     June 30,
 June 30,    -----------------   October 31,  -----------------   June 30,    ----------------   October 31,   -----------------
  1996++      1998     1997***       1996      1996     1995**     1994+       1998    1997***       1996       1996     1995**
 --------    -------   -------   ------------ -------   -------   --------    ------   -------   ------------  -------   -------
  $9.13      $  9.17   $ 9.32       $ 9.94    $  9.67   $ 10.75   $ 12.00     $ 9.46   $  9.51     $ 10.11     $  9.75   $ 10.80
  -----      -------   ------       ------    -------   -------   -------     ------   -------     -------     -------   -------
  (0.01)       (0.08)@  (0.14)       (0.22)     (0.24)    (0.17)      --       (0.01)@   (0.02)      (0.05)      (0.01)    (0.01)
   0.82        (2.77)@  (0.01)       (0.40)      0.51     (0.90)    (1.25)     (2.87)@   (0.03)      (0.55)       0.37     (0.99)
  -----      -------   ------       ------    -------   -------   -------     ------   -------     -------     -------   -------
   0.81        (2.85)   (0.15)       (0.62)      0.27     (1.07)    (1.25)     (2.88)    (0.05)      (0.60)       0.36     (0.98)
  -----      -------   ------       ------    -------   -------   -------     ------   -------     -------     -------   -------
    --           --       --           --         --      (0.01)      --         --        --          --          --      (0.07)
  -----      -------   ------       ------    -------   -------   -------     ------   -------     -------     -------   -------
  $9.94      $  6.32   $ 9.17       $ 9.32    $  9.94   $  9.67   $ 10.75     $ 6.58   $  9.46     $  9.51     $ 10.11   $  9.75
  =====      =======   ======       ======    =======   =======   =======     ======   =======     =======     =======   =======
   8.87%      (31.08)%  (1.61)%      (6.24)%     2.79%   (10.01)%  (10.42)%   (30.44)%   (0.53)%     (5.93)%      3.69%    (9.03)%
  =====      =======   ======       ======    =======   =======   =======     ======   =======     =======     =======   =======
  $ 936      $ 2,575   $5,345       $7,882    $11,561   $18,551   $26,721     $  877   $10,053     $11,375     $12,979   $12,332
   3.19%*       3.19%    3.19%        3.19%*     3.19%     3.19%     3.22%*     2.19%     2.19%       2.19%*      2.19%     2.19%
   4.97%*       4.42%    3.78%        4.23%*     4.17%     3.29%     3.22%*     3.36%     2.69%       3.23%*      3.29%     2.29%
  (0.21)%*     (0.96)%  (1.18)%      (2.16)%*   (1.28)%   (1.50)%   (0.03)%*   (0.08)%   (0.15)%     (1.13)%*    (0.15)%   (0.51)%
  (1.99)%*     (2.19)%  (1.77)%      (3.20)%*   (2.26)%   (1.60)%   (0.03)%*   (1.25)%   (0.65)%     (2.17)%*    (1.25)%   (0.61)%
     64%          64%      87%          22%        69%       76%        8%        64%       87%         22%         69%       76%
                                            Emerging Markets Equity Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class Y
------------
For the
 Period
 Ended
June 30,
 1994+
----------
$ 12.00
----------
   0.05
  (1.25)
----------
  (1.20)
----------
    --
----------
$ 10.80
==========
 (10.00)%
==========
$15,435
   2.22%*
   2.22%*
   0.97%*
   0.97%*
      8%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 33

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund

Ticker Symbol:  Global Equity Fund Class A: KPGEX.Q Asia Pacific Growth Fund Class     A: PPGAX.Q
                                         B: KPGLX.Q                                    B: PPGBX.Q
                                         C: KPGBX.Q                                    C: PPGCX.Q
                                         Y: KPGCX.Q                                    Y: None
                Global Income Fund Class A: PGBAX.Q Emerging Markets Equity Fund Class A: KPEAX.Q
                                         B: PGBBX.Q                                    B: None
                                         C: PWIDX.Q                                    C: KPEBX.Q
                                         Y: None                                       Y: None




For investors who want more information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

 .For a fee, by writing to or calling the Commission's Public Reference Room, Washington, D.C. 20549-6009
 Telephone: 1-800-SEC-0330

 .Free from the Commission's Internet website at: http://www.sec.gov



Investment Company Act File No.
PaineWebber Global Equity Fund: 811-6292
PaineWebber Global Income Fund: 811-5259
PaineWebber Asia Pacific Growth Fund: 811-4040
PaineWebber Emerging Markets Equity Fund: 811-7104

                                  -----------
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